CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES:
Loss from operations	$ (1,887,583)
Net loss	$ (10,405,903)
Redeemable Class A Common Stock, Basic and Diluted	405,000
Q S I Operations Inc
OPERATING EXPENSES:
Research and development	$ 7,972,000	$ 7,924,000	$ 27,555,000	$ 28,102,000
General and administrative	3,417,000	2,220,000	7,984,000	7,884,000
Sales and marketing	390,000	259,000	1,152,000	634,000
Total operating expenses	11,779,000	10,403,000	36,691,000	36,620,000
Loss from operations	(11,779,000)	(10,403,000)	(36,691,000)	(36,620,000)
INTEREST INCOME	0	89,000	104,000	833,000
Income before provision for income taxes	(11,779,000)	(10,314,000)	(36,613,000)	(35,792,000)
PROVISION FOR INCOME TAXES	0	0
Net loss	$ (11,779,000)	$ (10,314,000)	$ (36,613,000)	$ (35,792,000)
Earnings/Basic and Diluted Redeemable Class A Common Stock	$ (1.70)	$ (1.54)	$ (5.45)	$ (5.55)
Redeemable Class A Common Stock, Basic and Diluted	6,932,353	6,696,563	6,715,314	6,453,890